Note 6 - Profit-Sharing and ESOP Plan (Details Textual)	12 Months Ended
	Jun. 28, 2015 USD ($)	Jun. 29, 2014 USD ($)
Defined Contribution Plan Number of Plans	2
Defined Contribution Plan Service Requirement	1 year
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 57,500	$ 48,000
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 57,500	$ 48,000